January 26, 1998



Office of Records
Securities and Exchange Commission
450 Fifth Street
Washington, DC  20549

RE:       The Enterprise Group of Funds,
Inc. ("Fund")
     Registration No. 2-28097 Rule 497
Filing

Dear Sir or Madam:
The following amendment to the Class Y

share prospectus dated MAY 1, 1997, is

filed pursuant to Rule 497(e) by

supplement or sticker of the above-

referenced Fund.  No changes were

necessary to the above-referenced Fund.

No changes were necessary to the cross-

reference sheet.

Thank you for your assistance.

Sincerely,





Catherine R. McClellan
Senior Vice President and Chief Counsel